CONTRACTUAL RIGHTS AND OBLIGATIONS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Contractual Obligations [Line Items]
Direct issuance costs for borrowings	$ 8.0	$ 5.1
Borrowing costs capitalized	5.8	1.1
Lease liabilities included under "Borrowings"	$ 30.6	$ 25.3	$ 35.2
Average period until redelivery of the vessels	1 year	9 months 18 days
Land and buildings and other plant and operating equipment
Contractual Obligations [Line Items]
Lease liabilities included under "Borrowings"	$ 0.0	$ 8.7
Vessels and capitalized dry-docking
Contractual Obligations [Line Items]
Lease liabilities included under "Borrowings"	$ 21.9	$ 25.3